SCHEDULE OF WARRANT OUTSTANDING (Details) - $ / shares shares in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding, beginning balance		2,821	[1]	144	[1]	102
Warrant price, beginning balance		$ 13.15	[2]	$ 137.50	[3]	$ 186.00	[3]
Weighted average remaining contractual life, Ending		4 years 3 months 18 days	[4]	4 years 3 months 18 days	[4]	2 years 7 months 6 days	[5]	3 years 1 month 6 days	[5]
Number of stock options, options outstanding, exercised, shares		(1,394)	[6]	(624)	[7]
Number of stock options, options outstanding, forfeited, shares		(24)		(50)
Warrants outstanding, ending balance		9,244	[8]	2,821	[1]	144	[1]	102
Warrant price, ending balance		$ 2.98	[2]	$ 13.15	[2]	$ 137.50	[3]	$ 186.00	[3]
Warrants outstanding, exercisable ending balance		9,095	[9]	2,760	[10]	124	[10]
Warrant price, exercisable ending balance		$ 2.90	[2]	$ 9.30	[3]	$ 145.00	[3]
Weighted average remaining contractual life, exercisable ending		4 years 3 months 18 days	[4]			2 years 6 months	[5]
Weighted average remaining contractual life, Ending	[5]			4 years 7 months 6 days		2 years 7 months 6 days
Weighted average remaining contractual life, exercisable ending	[5]			3 years 6 months
Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants of warrants		6,366	[11]	3,265	[12]
Consultants for Services [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants of warrants		4	[13]	86	[14]	42
Warrant Inducement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants of warrants	[15]	1,471

[1]	As of December 31, 2023 and 2022, the aggregate intrinsic value of warrants outstanding was $19.2 million, and $0, respectively.
[2]	Represents the weighted average exercise price.
[3]	Represents the weighted average exercise price.
[4]	Represents the weighted average remaining contractual term until the warrants expire.
[5]	Represents the weighted average remaining contractual term until the warrants expire.
[6]	During the first quarter of 2024, the Company issued an aggregate of 1,393,393 shares of common stock from the exercise of warrants previously issued in November 2023.
[7]	In March 2023, the Company issued an aggregate of 186,667 shares of common stock from the exercise of warrants previously issued in January 2023. In December 2023, the Company issued an aggregate of 437,393 shares of common stock from the exercise of warrants previously issued in November 2023.
[8]	As of September 30, 2024, the aggregate intrinsic value of warrants outstanding was $0 million.
[9]	As of September 30, 2024, the aggregate intrinsic value of warrants exercisable was $0 million.
[10]	As of December 31, 2023 and 2022, the aggregate intrinsic value of warrants exercisable was $19.2 million, and $0 respectively.
[11]	In June 30, 2024, the Company granted warrants in connection with a private placement consisting of warrants to purchase up to an aggregate of 3,220,266 shares of common stock at an exercise price of $2.204 per share, and pre-funded warrants to purchase up to an aggregate of 3,050,768 with a relative fair value of approximately $7.5 million which was recorded to additional paid-in capital at the time of issuance. In September 30, 2024, the Company granted warrants in connection with a private placement consisting of warrants to purchase up to an aggregate of 95,467 shares of common stock at an exercise price of $3.9375 per share, with a relative fair value of approximately $0.3 million which was recorded to additional paid-in capital at the time of issuance.
[12]	In January 2023, the Company granted warrants in connection with a private placement consisting of pre-funded warrants to purchase up to an aggregate of 186,667 shares of common stock at an exercise price of $0.0001 per share, and warrants to purchase up to an aggregate of 266,667 shares of common stock at an exercise price of $30 per share with a fair value of approximately $14.5 million which was recognized as warrant liability at the time of issuance. In November 2023, the Company amended the warrants to modify the provisions that had required them to be previously classified as liabilities and enabled them to be classified as equity under the relevant accounting standards (see note 14). Additionally, in November 2023, the Company granted warrants in connection with a private placement consisting of pre-funded warrants to purchase up to an aggregate of 850,393 shares of common stock at an exercise price of $0.0001 per share, and warrants to purchase up to an aggregate of 1,960,786 shares of common stock at an exercise price of $3.83 per share with a relative fair value of approximately $3.8 million which was recorded to additional paid-in capital at the time of issuance.
[13]	During the second quarter of 2024, the Company granted warrants to purchase up to an aggregate of 4,000 shares of common stock at an exercise price of $2.38 per share, to consultant for business development services.
[14]	In February 2023, the Company granted warrants to consultants in exchange for business development, product development and distribution. Warrants issued in February 2023 provide for the purchase of an aggregate of 84,000 shares of common stock at an exercise price of $22.75 and $15.25 per share with a fair value of approximately $1.3 million which will be recognized upon the achievement of performance metrics and milestones. In June 2023, the Company granted warrants to consultants in exchange for services. Warrants issued in June 2023 provide for the purchase of an aggregate of 1,500 shares of common stock at an exercise price of $10.25 per share at a fair value of approximately $0.1 million which will be recognized upon the achievement of performance metrics and milestones. In August 2023, the Company granted warrants to consultants in exchange for services. Warrants issued in August 2023 provide for the purchase of an aggregate of 900 shares of common stock at an exercise price of $8.50 per share at a fair value of approximately less than $0.1 million which will be recognized per the vesting schedule. For the years ended December 31, 2023 and 2022, the Company recognized expense of $0.7 million, respectively.
[15]	In February 2024, the Company granted warrants in connection with a warrant inducement consisting of warrants to purchase up to an aggregate of 1,470,592 shares of common stock at an exercise price of $5.05 per share, with a relative fair value of approximately $3.9 million which was recorded to additional paid-in capital at the time of issuance.